Pension and other post-retirement benefits (Tables)	12 Months Ended
Dec. 31, 2023
Components of total pension costs
Components of net periodic benefit costs
	International single-employer defined benefit pension plans			Other post-retirement defined benefit plan
in	2023	2022	2021	2023	2022	2021
Net periodic benefit costs (CHF million)
Service costs on benefit obligation	12	14	14	0	0	0
Interest costs on benefit obligation	86	58	49	5	3	2
Expected return on plan assets	(135)	(67)	(65)	0	0	0
Amortization of recognized prior service cost/(credit)	1	1	1	0	0	0
Amortization of recognized actuarial losses/(gains)	(4)	9	14	0	1	1
Settlement losses/(gains)	14	11	8	0	0	0
Net periodic benefit costs/(credits)	(26)	26	21	5	4	3
Service costs on benefit obligation are reflected in compensation and benefits. Other components of net periodic benefit costs are reflected in general and administrative expenses.

Obligations and funded status of the plans
Obligations and funded status of the plans
	International single-employer defined benefit pension plans		Other post-retirement defined benefit plan
in / end of	2023	2022	2023	2022
PBO (CHF million) [1]
Beginning of the measurement period	1,897	3,022	107	140
Service cost	12	14	0	0
Interest cost	86	58	5	3
Plan amendments	0	4	0	0
Settlements	(59)	(37)	0	0
Curtailments	(1)	0	0	0
Actuarial losses/(gains)	20	(908)	2	(27)
Benefit payments	(67)	(71)	(12)	(11)
Exchange rate losses/(gains)	(120)	(185)	(8)	2
End of the measurement period	1,768	1,897	94	107
Fair value of plan assets (CHF million)
Beginning of the measurement period	2,316	3,802	0	0
Actual return on plan assets	92	(1,132)	0	0
Employer contributions	10	16	12	11
Settlements	(59)	(37)	0	0
Benefit payments	(67)	(71)	(12)	(11)
Exchange rate gains/(losses)	(126)	(262)	0	0
End of the measurement period	2,166	2,316	0	0
Total funded status recognized (CHF million)
Funded status of the plan – over/(underfunded)	398	419	(94)	(107)
Funded status recognized in the consolidated balance sheet as of December 31	398	419	(94)	(107)
Total amount recognized (CHF million)
Noncurrent assets	520	559	0	0
Current liabilities	(11)	(7)	(7)	(10)
Noncurrent liabilities	(111)	(133)	(87)	(97)
Net amount recognized in the consolidated balance sheet as of December 31	398	419	(94)	(107)
ABO (CHF million) [2]
End of the measurement period	1,758	1,880	94	107
1 Including estimated future salary increases.
2 Excluding estimated future salary increases.

Defined benefit pension plans in which PBO and ABO were in excess of plan assets
Defined benefit pension plans in which PBO or ABO exceeded plan assets
	PBO exceeds fair value of plan assets		ABO exceeds fair value of plan assets
December 31	2023	2022	2023	2022
PBO/ABO exceeded plan assets (CHF million)
PBO	127	809	127	146
ABO	120	797	120	135
Fair value of plan assets	5	669	5	6

Amounts recognized in AOCI, net of tax
Amounts recognized in AOCI, net of tax
	International single-employer defined benefit pension plans		Other post-retirement defined benefit plan		Total
end of	2023	2022	2023	2022	2023	2022
Amounts recognized in AOCI (CHF million)
Actuarial gains/(losses)	(599)	(576)	(8)	(6)	(607)	(582)
Prior service credits/(costs)	(11)	(12)	3	3	(8)	(9)
Total	(610)	(588)	(5)	(3)	(615)	(591)

Amounts recognized in other comprehensive income
Amounts recognized in OCI
	International single-employer defined benefit pension plans			Other post-retirement defined benefit plan
in	Gross	Tax	Net	Gross	Tax	Net	Total net
2023 (CHF million)
Actuarial gains/(losses)	(63)	28	(35)	(2)	0	(2)	(37)
Amortization of actuarial losses/(gains)	(4)	2	(2)	0	0	0	(2)
Amortization of prior service costs/(credits)	1	0	1	0	0	0	1
Immediate recognition due to curtailment/settlement	14	0	14	0	0	0	14
Total	(52)	30	(22)	(2)	0	(2)	(24)
2022 (CHF million)
Actuarial gains/(losses)	(284)	94	(190)	27	(7)	20	(170)
Prior service credits/(costs)	(4)	0	(4)	0	0	0	(4)
Amortization of actuarial losses/(gains)	9	(1)	8	1	0	1	9
Amortization of prior service costs/(credits)	1	0	1	0	0	0	1
Immediate recognition due to curtailment/settlement	11	(3)	8	0	0	0	8
Total	(267)	90	(177)	28	(7)	21	(156)

Weighted-average assumptions used to determine net periodic pension cost and benefit obligation
Weighted-average assumptions used to determine net periodic benefit costs and benefit obligation
	International single-employer defined benefit pension plans			Other post-retirement defined benefit plan
December 31	2023	2022	2021	2023	2022	2021
Net periodic benefit cost (%)
Discount rate - service cost	4.60	2.90	2.64	–	–	–
Discount rate - interest cost	5.03	2.10	1.56	5.02	2.23	1.74
Salary increases	3.20	3.32	2.97	–	–	–
Expected long-term rate of return on plan assets	4.35	2.01	1.79	–	–	–
Benefit obligation (%)
Discount rate	4.69	4.75	2.13	4.83	5.18	2.89
Salary increases	3.25	3.18	3.32	–	–	–

Mortality tables and life expectancies for major plans
Mortality tables and life expectancies for major plans
			Life expectancy at age 65 for a male member currently				Life expectancy at age 65 for a female member currently
			aged 65		aged 45		aged 65		aged 45
December 31			2023	2022	2023	2022	2023	2022	2023	2022
Life expectancy (years)
UK	SAPS S3 light tables	[1]	23.1	23.5	24.3	24.8	24.7	25.1	26.1	26.5
US	Pri-2012 mortality tables	[2]	22.0	20.7	23.4	21.9	23.5	22.6	24.8	23.7
1 102% of Self-Administered Pension Scheme (SAPS) S3 light tables were used, which included CMI projections, with a long-term rate of improvement of 1.25% per annum.
2 The Private retirement plan 2012 (Pri-2012) mortality tables were used, with projections based on the Social Security Administration's intermediate improvement scale.

Health care cost trend rates and sensitivity
Health care cost trend rates
in / end of	2023	2022	2021
Health care cost trend rate (%)
Annual weighted-average health care cost trend rate [1]	8.3	6.3	6.5
1 The annual health care cost trend rate is assumed to decrease gradually to achieve the long-term health care cost trend rate of 4.5% by 2034.

Plan assets measured at fair value on a recurring basis
Plan assets measured at fair value on a recurring basis
	2023						2022
end of	Level 1	Level 2		Level 3	Assets measured at net asset value per share	Total	Level 1	Level 2		Level 3	Assets measured at net asset value per share	Total
Plan assets at fair value (CHF million)
Cash and cash equivalents	46	199		0	0	245	28	90		0	0	118
Debt securities	1,030	457		0	300	1,787	1,222	522		0	326	2,070
of which governments	1,030	0		0	0	1,030	1,222	44		0	0	1,266
of which corporates	0	457		0	300	757	0	478		0	326	804
Equity securities	0	54		0	16	70	0	61		0	45	106
Alternative investments	0	(10)		0	0	(10)	0	(59)		0	0	(59)
of which other	0	(10)	[1]	0	0	(10)	0	(59)	[1]	0	0	(59)
Other investments	0	74		0	0	74	0	81		0	0	81
Total plan assets at fair value	1,076	774		0	316	2,166	1,250	695		0	371	2,316
1 Primarily related to derivative instruments.

Weighted-average plan asset allocation as of the measurement date
Plan asset allocation
December 31	2023	2022
Weighted-average (%)
Cash and cash equivalents	11.4	5.1
Debt securities	82.5	89.4
Equity securities	3.2	4.5
Alternative investments	(0.5)	(2.5)
Insurance	3.4	3.5
Total	100.0	100.0

Weighted-average target plan asset allocation to be applied prospectively	2024 target plan asset allocation
Weighted-average (%)
Cash and cash equivalents	1.5
Debt securities	91.4
Equity securities	3.7
Insurance	3.4
Total	100.0

Estimated future benefit payments for defined benefit pension and other post-retirement defined benefit plans
Estimated future benefit payments
	International single-employer defined benefit pension plans	Other post-retirement defined benefit plan
Payments (CHF million)
2024	111	7
2025	108	9
2026	112	8
2027	107	8
2028	103	7
For five years thereafter	572	31